Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2022
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Summary Of Financial Position Of Wallbox
The summarized statement of financial position of Wallbox Fawsn is as follows:

	Wallbox Fawsn
(In thousand Euros)	Dec 31, 2022	Dec 31, 2021
Property, plant and equipment	211	187
Non-current financial assets	81	144

Non-Current Assets	292	331
Inventories	724	674
Trade and other financial receivables	492	534
Advance payments	17	2
Cash and cash equivalents	186	198

Current Assets	1,419	1,408

Total Assets	1,711	1,739

Loans and borrowings (intercompany loan)	1,359	2,502

Non-Current Liabilities	1,359	2,502
Trade and other financial payables	943	1,021
Loans and borrowings (intercompany loan)	1,406	—

Current Liabilities	2,350	1,021

Total Liabilities	3,709	3,523

Foreign currency translation reserve	—	148

Net Assets (Liabilities)	(1,998)	(1,636)

As of December 31, 2022 and 2021 there were no pending commitment.
The summarized statement of profit and loss of Wallbox Fawsn at December 31, 2022, 2021and 2020:

	Wallbox Fawsn
(In thousand Euros)	2022	2021	2020
Revenue	1,681	1,852	353
Changes in inventories and raw materials and consumables used	(1,636)	(1,642)	(540)
Other operating expenses	(1,761)	(1,448)	(649)
Amortization and depreciation	(92)	(8)	(4)

Operating Loss	(1,808)	(1,246)	(840)
Finance (costs)/income	(28)	(59)	(5)

Loss before Tax	(1,836)	(1,305)	(845)
Income tax expense	—	—	—

Loss for the Year	(1,836)	(1,305)	(845)

Group’s share of loss for the year - 50% ( 2021 and 2020: 50%)	(918)	(653)	(423)

Summary Of Details and movement of equity-accounted investees
Details and movement of equity-accounted investees are as follows:

(In thousand Euros)	Group’s share of loss for the year	Equity- Accounted Investees	Unrecognized share of losses
At June 15, 2019	—	641	—

Loss for the Year 2019	(388)	(388)	—

At December 31, 2019	—	253	—

Loss for the Year 2020	(423)	(253)	(170)
At December 31, 2020		—	(170)

Loss for the Year 2021	(653)	—	(653)

At December 31, 2021	—	—	(823)

Group loan
Capital increase	—	714	—
Loss for the Year 2022	(918)	(330)	(588)

At December 31, 2022		384	(1,411)

Reclassification to held for sale (Note 14)	—	(384)	—

At December 31, 2022	—	—	(1,411)